UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04570
Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2014 – May 31, 2015

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2015

Vanguard New York Tax-Exempt Funds

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New York Tax-Exempt Money Market Fund.	11
New York Long-Term Tax-Exempt Fund.	29
About Your Fund’s Expenses.	70
Trustees Approve Advisory Arrangements.	72
Glossary.	73

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended May 31, 2015
		Taxable-
	SEC Equivalent		Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market Fund	0.01%	0.02%	0.00%	0.00%	0.00%
New York Tax-Exempt Money Market Funds Average					0.00
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	2.19%	4.28%	1.66%	-0.51%	1.15%
Admiral™ Shares	2.27	4.44	1.70	-0.51	1.19
Barclays NY Municipal Bond Index					0.83
New York Municipal Debt Funds Average					1.03

New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2014, Through May 31, 2015

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New York Long-Term Tax-Exempt
Fund
Investor Shares	$11.77	$11.71	$0.196	$0.000
Admiral Shares	11.77	11.71	0.201	0.000

Chairman’s Letter

Dear Shareholder,

The broad U.S. municipal bond market earned positive but muted returns for the half year ended May 31, 2015, after a strong showing over the previous 12 months. As I cautioned in our last annual report, returns—especially for longer-maturity funds—were unlikely to remain as strong, given how low interest rates had fallen.

Investor Shares of Vanguard New York Long-Term Tax-Exempt Fund returned 1.15% and Admiral Shares 1.19% for the six months—a step or two ahead of the return of the broad national muni market. In contrast to the previous fiscal year, interest income primarily drove muni bond returns, but it was partly offset by lower bond prices.

The Long-Term Fund bested the 0.83% return of its benchmark and the 1.03% average return of its peer group, thanks largely to above-par results from its allocation to longer-term and lower-rated bonds. Another boost came from the advisor’s success in finding pockets of relative value in the market.

Although forward guidance from the Federal Reserve about an eventual raising of interest rates pushed short-term muni yields a little higher, money market yields remained at rock-bottom levels. Vanguard New York Tax-Exempt Money Market Fund returned 0.00% for the period, performing in line with its peer group average.

As municipal bond prices generally moved lower, the 30-day SEC yield for Investor Shares of the Long-Term Fund rose from 2.13% at the end of November to 2.19% at the end of May. (Bond prices and yields move in opposite directions.) The 7-day SEC yield for the Money Market Fund ended the period at 0.01%, on par with where it started.

Please note that the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, however, only the Money Market Fund owned securities that would generate income distributions subject to the AMT.

On a separate note, I wanted to give you a brief update on money market reform. In 2014, the Securities and Exchange Commission adopted regulatory changes governing money market funds, which fund sponsors must adopt by October 2016. In your fund’s last annual report, we noted that the vast majority of investors in Vanguard money market funds would not be affected by the new rules—and that’s still the case.

On June 16, we announced some changes for Vanguard’s lineup of taxable and tax-exempt money market funds. Most notably for this report, we plan to designate all six of our tax-exempt funds (one national fund and five state funds, including New York’s) as “retail funds,” meaning that individual

Market Barometer
	Total Returns
	Periods Ended May 31, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	1.09%	3.03%	3.90%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.71	3.18	4.53
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

Stocks
Russell 1000 Index (Large-caps)	3.41%	11.91%	16.68%
Russell 2000 Index (Small-caps)	6.94	11.32	15.04
Russell 3000 Index (Broad U.S. market)	3.67	11.86	16.54
FTSE All-World ex US Index (International)	3.78	0.08	8.51

CPI
Consumer Price Index	0.70%	-0.04%	1.74%

investors will continue to have access to these funds at a stable net asset value of $1 per share.

Taxable bonds gained ground despite setbacks along the way

The broad U.S. taxable bond market traced a bumpy path to return 1.09% for the six months. Gains in three of those months, including a January return of more than 2%, were tempered by declines in the others.

U.S. Treasuries attracted investors amid uncertainties that included Greece’s renewed debt troubles. The yield of the 10-year Treasury note ended May at 2.14%, down from 2.25% six months earlier.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.65%, restrained by the U.S. dollar’s strength against many foreign currencies. Without this currency effect, international bond returns were positive, in part because of the stimulative monetary policies of many central banks.

The Fed’s continued target of 0%–0.25% for short-term interest rates severely limited returns for money market funds and savings accounts.

U.S. stocks stayed positive, although clouds hovered

The broad U.S. stock market returned nearly 4% for the half year. Corporate profits generally exceeded expectations,

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market
Fund	0.16%	—	0.13%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	0.99

The fund expense ratios shown are from the prospectus dated March 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2015, the funds’ annualized expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.05%;
and for the New York Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares. The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to
Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term
Tax-Exempt Fund, New York Municipal Debt Funds.

and the Fed remained cautious about its timing for raising short-term rates. These factors, in addition to other nations’ stimulus programs, helped offset pressures on the market that included perceived high stock valuations and Greece’s troubles.

International stocks returned almost 4% for U.S. investors, although results would have been more robust if not for the dollar’s strength. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/research. This is part of the Global Macro Matters series produced by our economists.)

N.Y. munis with higher yields tended to hold up better

A key driver of municipal bond performance is supply. Although issuance in the broad municipal market surged for the six months compared with a year ago, it remained

At state budget time, a helpful reminder

As you know, investing in the bonds of your home state provides income that can be exempt from federal and state—and sometimes local—income taxes. Depending on your circumstances, this can be a very attractive benefit.

But there’s a tradeoff: less diversification. The performance of your bonds is greatly influenced by the fiscal health of just one state. And that health can be especially evident amid the intense budget debates that often take place before July 1, the start of the new fiscal year in most states.

Just like your personal budget, state and municipal budgets depend on revenue forecasts, and these are often hard to get right. A March report by The Pew Charitable Trusts, for example, found that over roughly the last three decades, “forecasting errors have gotten larger because revenue has become increasingly volatile,” even though “the science of estimating tax collections has improved markedly.” Revenues from corporate income taxes and personal capital gains taxes are especially hard to forecast, Pew noted.

Whether unpleasant budget surprises arise suddenly or from long-simmering challenges such as underfunded pension plans, they can lead to volatile bond returns. As with any investment, it’s not wise to put all your eggs in one basket.

You might consider including a diversified national municipal bond fund in your portfolio. And because Vanguard’s highly experienced team of independent credit analysts carefully evaluates any bond issue we own or are considering for any of our funds, it can help you sidestep some of the potential pitfalls.

Source: The Pew Charitable Trusts and the Nelson A. Rockefeller Institute of Government, March 2015. Managing Volatile Tax
Collections in State Revenue Forecasts.

mostly flat in New York. Refunding of outstanding debt accounted for a significant share as many issuers rushed to lock in low borrowing costs. There was less appetite for issuers to commit to new capital spending projects.

The Empire State’s fiscal picture continued to improve. Still, issuers generally had to offer slightly higher interest rates to entice buyers. New York residents in high tax brackets who were looking for tax-exempt income still favored higher-yielding opportunities over safety given the low-rate environment. The same was true for nontraditional buyers such as banks and insurance companies. That dynamic generally helped longer-dated and lower-rated munis perform better than shorter-dated and higher-rated ones.

Against this backdrop, the Long-Term Fund was well-positioned by its advisor, Vanguard Fixed Income Group. Being underweighted in shorter maturities, where bond prices were under pressure from expectations of a Fed rate hike, in favor of longer-term bonds again proved rewarding. So did the fund’s allocation to premium callable bonds, which typically trade at prices that compensate holders for the risk that the bonds might be redeemed before maturity.

Vanguard’s experienced team of credit analysts provided valuable counsel. They helped the advisor identify some good opportunities among lower-rated investment-grade bonds that offer potentially higher returns while sidestepping some higher-yielding bonds whose potential return was unattractive given the level of risk.

For more information about the advisor’s approach and the funds’ positioning during the period, please see the Advisor’s Report that follows this letter.

Promoting good corporate governance is one way we protect your interests

Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This means more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

Because promoting good corporate governance supports our core purpose, we want to inform our investors—regardless of which Vanguard fund they may own—about our efforts in this area. As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in an important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes take place at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/ corporategovernance.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 16, 2015

Advisor’s Report

For the six months ended May 31, 2015, Vanguard New York Long-Term Tax-Exempt Fund returned 1.15% for Investor Shares and 1.19% for Admiral Shares. Those results were better than the 0.83% return of the benchmark, the Barclays New York Municipal Bond Index. They also were better than the average return of 1.03% for peer-group funds. Vanguard New York Tax-Exempt Money Market Fund returned 0.00%, matching the average return of its peer funds.

The investment environment

After an exceptionally strong rally over the previous 12 months left municipal bonds at what we felt were appropriate valuation levels, returns for the half year were modest. U.S. Treasuries and corporate bonds returned a little more than munis.

The Federal Reserve made clear that its decision to raise short-term interest rates would depend on how the economy is doing, but signals on that front were mixed. Gross domestic product (GDP) growth slowed in the fourth quarter of 2014; the economy contracted in the first quarter of 2015 partly because of transitory factors—another harsh winter and a West Coast port strike.

The Fed also wants to see continued improvement in the job market, along with an increase in the inflation rate toward its 2% long-term target. (Inflation has been well below that, in part reflecting defla-tionary forces in Europe and lower energy prices.)

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2014	2015
2 years	0.14%	0.22%
5 years	0.88	1.22
10 years	1.98	2.08
30 years	3.00	3.15
Source: Vanguard.

The pace of growth in New York State slackened as well, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for New York climbed about 1% from November 2014 through April 2015, roughly on par with the increase nationwide but lower than for the previous six months. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

That said, New York munis returned a little more than munis at the national level, partly because of differences in supply. The state’s finances continued the upward trend we’ve seen over the past few years. Tax revenues have been rising, and a windfall of about $6 billion from legal settlements with the banking industry also helped fill state coffers. Yet both the state and local governments hesitated to borrow more. While muni bond issuance was up roughly 50% for the six months for the country as a whole, New York muni issuance remained on par with its year-ago level.

On the demand side, investors continued to reach for yield. That helped riskier securities, including lower-rated and longer-dated munis, outperform.

Management of the funds

We made no significant shifts in the funds’ positioning during the six months. Entering the half year, the Long-Term Fund was tilted away from shorter-maturity bonds in favor of longer-maturity bonds. This strategy focused on earning some of the additional income offered by longer-term bonds and was part of our defensive posture while awaiting the Fed’s first move. Even as longer-term rates see-sawed, the strategy served us well.

We added value primarily through security selection, which came in many forms. For example, our holdings of premium callable bonds performed well. Because these bonds may be redeemed before maturity, exposing investors to reinvestment risk, they offer attractive yields and favorable total return potential across many interest rate scenarios.

In terms of credit exposure, we overweighted lower-rated investment-grade bonds. In the prolonged environment of low interest rates, these bonds—which offer modestly higher yields—were among the best performers. Examples included bonds issued to finance hospitals, universities, and transportation infrastructure.

As for the Money Market Fund, the extremely low rates that have persisted since the financial crisis have made it difficult to deliver much in the way of income. Our fund nevertheless continued to offer investors a conservative, high-quality, liquid investment for their short-term savings goals or cash management needs.

A look ahead

As we enter the second half of the funds’ fiscal year, we still believe that municipal bonds are trading within an appropriate range relative to taxable Treasuries. Munis are attractive compared with other U.S. fixed income options.

Interest rates, and hence bond prices, may remain volatile as the market views new information about the economy’s health through the lens of the data-dependent Fed, trying to guess when it will begin to raise rates. Our expectation is that the U.S. economy will rebound from the harsh winter, as it did in 2014, and reaccelerate to an annual growth rate somewhere above 2%. We also expect that the Fed could start raising interest rates in the second half of 2015.

The significant drop in interest rates in recent years and the tightening of credit-quality spreads have left limited scope for further price appreciation. Lower rates appear unlikely; we don’t see much scope for credit spreads to tighten significantly, nor do we expect them to widen again. As a result, we are more focused on opportunities to pick up income by holding lower-rated bonds and by holding some longer-maturity bonds.

In part because of expected volatility, we anticipate maintaining above-average levels of liquidity. That precaution should allow us to take advantage of any price dislocations that may arise as a rate hike approaches and to meet potential shareholder redemptions without becoming forced sellers.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to produce competitive returns.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Mathew M. Kiselak, Principal,
Portfolio Manager

Adam M. Ferguson, CFA,
Portfolio Manager

Justin A. Schwartz, CFA,
Portfolio Manager

Vanguard Fixed Income Group

June 12, 2015

New York Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2015

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	42 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 26, 2015, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2015, the annualized expense ratio was 0.05%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2004, Through May 31, 2015
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2005	2.18%	1.70%
2006	3.28	2.81
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
2015	0.00	0.00

7-day SEC yield (5/31/2015): 0.01%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2015, performance data reflect the six months ended May 31, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.01%	0.04%	1.13%

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.2%)
New York (101.2%)
Albany County NY BAN	2.000%	5/27/16	28,562	29,037
Albany NY GO BAN	1.000%	7/2/15	14,639	14,649
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland Suites
LLC Project) VRDO	0.090%	6/5/15 LOC	9,855	9,855
Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.100%	6/5/15 LOC	12,940	12,940
Bedford NY Central School District BAN	1.000%	7/17/15	5,500	5,506
1 BlackRock Muni New York Intermediate
Duration Fund VRDP VRDO	0.180%	6/5/15 LOC	7,000	7,000
1 BlackRock New York Municipal Income
Quality Trust Fund VRDP VRDO	0.180%	6/5/15 LOC	10,000	10,000
1 BlackRock New York Municipal Income
Trust Fund II VRDP VRDO	0.180%	6/5/15 LOC	16,800	16,800
Brookhaven NY GO	2.000%	9/15/15	4,045	4,067
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.120%	6/5/15 LOC	4,200	4,200
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.120%	6/5/15 LOC	4,355	4,355
Connetquot NY Central School District BAN	1.000%	9/4/15	6,150	6,163
Connetquot NY Central School District TAN	1.000%	6/26/15	34,000	34,020
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.100%	6/5/15 LOC	3,600	3,600
Erie County NY Fiscal Stability Authority BAN	1.250%	7/31/15	23,615	23,658
Franklin County NY Civic Development Corp.
Revenue VRDO	0.100%	6/5/15 LOC	4,300	4,300
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.120%	6/5/15 LOC	17,160	17,160
Hicksville NY Union Free School District TAN	1.000%	6/26/15	9,500	9,505
Huntington NY Union Free School District TAN	1.000%	6/26/15	10,000	10,006

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Irondequoit NY GO	2.000%	4/22/16	6,500	6,592
Jericho NY Union Free School District TAN	1.000%	6/19/15	11,000	11,005
2 Lancaster NY Central School District BAN	2.000%	6/16/16	19,131	19,451
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.100%	6/5/15 LOC	5,660	5,660
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	6/5/15	30,200	30,200
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.110%	6/5/15	9,700	9,700
New York City NY GO	4.000%	8/1/15	6,000	6,039
New York City NY GO	5.000%	8/1/15 (Prere.)	4,090	4,122
New York City NY GO	5.000%	8/1/15	5,000	5,041
New York City NY GO	5.000%	8/1/15	6,000	6,049
New York City NY GO	5.000%	8/1/15	17,165	17,305
New York City NY GO	5.000%	8/1/15	3,385	3,413
New York City NY GO	5.000%	9/1/15 (Prere.)	3,555	3,597
New York City NY GO	2.000%	3/1/16	14,975	15,169
New York City NY GO	5.000%	4/1/16 (Prere.)	3,000	3,118
1 New York City NY GO TOB VRDO	0.100%	6/5/15	10,120	10,120
New York City NY GO VRDO	0.080%	6/1/15 LOC	8,700	8,700
New York City NY GO VRDO	0.080%	6/1/15	10,850	10,850
New York City NY GO VRDO	0.080%	6/1/15 LOC	1,885	1,885
New York City NY GO VRDO	0.080%	6/1/15 LOC	4,900	4,900
New York City NY GO VRDO	0.100%	6/1/15	8,700	8,700
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.120%	6/5/15 LOC	6,400	6,400
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.080%	6/5/15 LOC	5,000	5,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.150%	11/2/15	4,585	4,585
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.150%	6/5/15	16,385	16,385
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.150%	6/5/15	11,875	11,875
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (461 Dean
Street) VRDO	0.120%	6/5/15 LOC	33,000	33,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.100%	6/5/15 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development)VRDO	0.100%	6/5/15 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.100%	6/5/15 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(100 Jane Street) VRDO	0.110%	6/5/15 LOC	12,450	12,450
2 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(1133 Manhattan Avenue) VRDO	0.130%	6/5/15 LOC	16,670	16,670

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.080%	6/5/15 LOC	5,870	5,870
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.100%	6/5/15 LOC	38,100	38,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Ocean Gate Development) VRDO	0.100%	6/5/15 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.100%	6/5/15 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.100%	6/5/15 LOC	20,000	20,000
New York City NY Industrial Development
Agency Civic Facility Revenue
(Mercy College Project) VRDO	0.100%	6/5/15 LOC	10,505	10,505
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project) VRDO	0.100%	6/5/15 LOC	8,020	8,020
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.090%	6/5/15 LOC	13,990	13,990
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	6/5/15	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	6/5/15	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.110%	6/5/15	2,000	2,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	6/1/15	3,500	3,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	6/1/15	3,100	3,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	6/1/15	6,500	6,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	6/1/15	4,510	4,510
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	6/1/15	12,200	12,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	6/5/15	6,200	6,200
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.110%	6/5/15	3,140	3,140
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.110%	6/5/15	3,335	3,335

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.120%	6/5/15	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.090%	6/5/15	15,210	15,210
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	4,110	4,193
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/15 (Prere.)	6,465	6,606
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.090%	6/5/15	6,300	6,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.110%	6/5/15	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.110%	6/5/15	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.110%	6/5/15	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.110%	6/5/15	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.120%	6/5/15	6,200	6,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.070%	6/1/15	6,420	6,420
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.080%	6/1/15	4,100	4,100
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.090%	6/5/15	7,650	7,650
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.090%	6/1/15	1,285	1,285
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.090%	6/1/15	4,100	4,100
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.120%	6/5/15	10,965	10,965
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
PUT	0.110%	8/28/15	16,500	16,500
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
PUT	0.110%	12/4/15	15,000	15,000
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.090%	6/1/15	3,000	3,000
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.100%	6/5/15	7,100	7,100
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.120%	6/5/15 LOC	7,020	7,020
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.) VRDO	0.080%	6/5/15 LOC	7,900	7,900
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	2.100%	7/1/15	1,425	1,427
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.090%	6/5/15	40,100	40,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.090%	6/5/15	59,460	59,460

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.080%	6/5/15 LOC	20,000	20,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB VRDO	0.100%	6/5/15 (13)	3,100	3,100
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/15	1,000	1,022
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.080%	6/1/15 LOC	6,870	6,870
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.100%	6/5/15 LOC	4,800	4,800
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.110%	6/5/15	4,500	4,500
New York Metropolitan Transportation Authority
Revenue CP	0.080%	7/9/15 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.110%	6/5/15 (13)(4)	15,000	15,000
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.110%	6/5/15 (13)	2,000	2,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.080%	6/1/15 LOC	5,900	5,900
1 New York State Convention Center Development
Corp. Revenue (Hotel Unit Fee) TOB VRDO	0.140%	6/5/15 (13)	9,900	9,900
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.100%	6/5/15 LOC	9,200	9,200
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.100%	6/5/15 LOC	3,490	3,490
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.100%	6/5/15 LOC	12,500	12,500
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.100%	6/5/15 LOC	5,720	5,720
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.100%	6/5/15 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/15	1,565	1,571
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.100%	6/5/15	9,185	9,185
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.070%	6/5/15	43,400	43,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.070%	7/9/15	5,000	5,000
New York State Dormitory Authority Revenue
(Cornell University) CP	0.080%	8/13/15	1,000	1,000
1 New York State Dormitory Authority Revenue
(Cornell University) TOB PUT	0.150%	7/9/15	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.100%	6/5/15	7,050	7,050
1 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.110%	6/5/15 (13)	5,000	5,000
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.090%	6/5/15 LOC	4,120	4,120
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.110%	6/5/15	7,860	7,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/16	1,435	1,483

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/16	1,000	1,033
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.090%	6/5/15 LOC	60,715	60,715
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.090%	6/5/15 LOC	1,935	1,935
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.090%	6/5/15 LOC	6,830	6,830
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.110%	6/5/15	4,000	4,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.110%	6/5/15	11,000	11,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.110%	6/5/15	2,500	2,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.110%	6/5/15	6,000	6,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.070%	6/5/15	43,100	43,100
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.110%	6/5/15	3,800	3,800
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.070%	6/5/15 LOC	13,500	13,500
1 New York State Dormitory Authority Revenue
(Sales Tax) TOB VRDO	0.110%	6/5/15	3,365	3,365
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.090%	6/5/15 LOC	29,605	29,605
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.090%	6/5/15 LOC	7,900	7,900
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.100%	6/5/15	3,815	3,815
New York State Dormitory Authority Sales
Tax Revenue	3.000%	3/15/16	7,515	7,682
1 New York State Dormitory Authority Sales
Tax Revenue TOB VRDO	0.110%	6/5/15	10,000	10,000
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	1,000	1,026
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.110%	6/5/15	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.110%	6/5/15	3,645	3,645
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	6/15/15	10,750	10,770
New York State GO	5.000%	4/15/16	7,675	7,996
New York State GO	5.000%	4/15/16	37,975	39,565
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.080%	6/5/15 LOC	4,300	4,300
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.080%	6/5/15 LOC	22,000	22,000
New York State Housing Finance Agency
Housing Revenue (855 Sixth Ave) VRDO	0.090%	6/5/15 LOC	7,500	7,500

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.090%	6/5/15 LOC	7,700	7,700
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.100%	6/5/15 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.100%	6/5/15 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.090%	6/5/15 LOC	5,200	5,200
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.090%	6/5/15 LOC	8,200	8,200
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.100%	6/5/15 LOC	33,000	33,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.090%	6/5/15 LOC	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (Worth Street) VRDO	0.080%	6/5/15 LOC	10,200	10,200
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.070%	6/5/15 LOC	10,000	10,000
New York State Housing Finance Agency
Revenue (Dock Street Rental LLC) VRDO	0.090%	6/5/15 LOC	14,800	14,800
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.090%	6/5/15 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.090%	6/5/15 LOC	7,000	7,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.090%	6/5/15	2,000	2,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.100%	6/5/15	17,600	17,600
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	6/1/15	15,575	15,575
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	6/1/15	6,800	6,800
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	6/1/15	3,960	3,960
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	6/1/15	11,200	11,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	6/5/15	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	6/5/15	11,995	11,995
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.140%	6/5/15	33,400	33,400
New York State Municipal Bond Bank	4.000%	12/1/15	8,315	8,474
New York State Power Authority Revenue CP	0.070%	7/1/15	10,697	10,697
New York State Power Authority Revenue CP	0.070%	7/8/15	7,500	7,500
New York State Power Authority Revenue CP	0.080%	8/3/15	2,840	2,840
New York State Power Authority Revenue CP	0.080%	8/5/15	13,044	13,044
New York State Power Authority Revenue PUT	0.070%	9/1/15	22,600	22,600
New York State Thruway Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,020
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	2,540	2,581
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	2,000	2,079

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	2,300	2,391
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16 (Prere.)	6,000	6,227
New York State Thruway Revenue
(Personal Income Tax)	5.000%	3/15/16 (Prere.)	3,450	3,578
New York State Thruway Revenue
(Personal Income tax)	5.000%	3/15/16	3,000	3,114
New York State Urban Development Corp
Revenue (Personal Income Tax)	5.000%	3/15/16	11,100	11,520
New York State Urban Development Corp.
Revenue	5.000%	12/15/15 (Prere.)	2,000	2,051
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	7,045	7,242
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	2,000	2,052
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.110%	6/5/15	7,500	7,500
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.110%	6/5/15	5,850	5,850
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	1,120	1,151
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.080%	6/5/15 LOC	9,700	9,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.080%	6/5/15 LOC	14,100	14,100
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.120%	6/5/15	29,970	29,970
North Hempstead NY BAN	0.850%	4/6/16	11,462	11,521
North Hempstead NY BAN	0.850%	4/6/16	2,365	2,376
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.160%	6/5/15 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.160%	6/5/15 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.160%	6/5/15 LOC	36,500	36,500
1 Nuveen New York Performance Plus Municipal
Fund VRDP VRDO	0.180%	6/5/15 LOC	23,300	23,300
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.100%	6/5/15 LOC	4,470	4,470
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.100%	6/5/15 LOC	7,695	7,695
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse Home
Association Project) VRDO	0.100%	6/5/15 LOC	5,330	5,330
Oyster Bay - East Norwich NY Central School
District TAN	1.000%	6/26/15	5,000	5,003
Port Authority of New York & New Jersey
Revenue	2.000%	5/1/16	6,515	6,621
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	6/5/15	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.130%	6/5/15	6,500	6,500

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.130%	6/5/15	1,710	1,710
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.140%	6/5/15	1,050	1,050
	Port Washington NY Union Free School
	District BAN	1.000%	8/7/15	3,500	3,505
	Saratoga County NY Capital Resource Corp.
	Revenue (Saratoga Hospital Project) VRDO	0.100%	6/5/15 LOC	3,125	3,125
	Suffolk County NY Industrial Development
	Agency Civic Facility Revenue (St. Anthony’s
	High School) VRDO	0.100%	6/5/15 LOC	9,200	9,200
	Suffolk County NY Water Authority BAN	4.000%	1/15/16	15,400	15,765
	Syracuse NY Industrial Development Agency
	Civic Facility Revenue (Syracuse University
	Project) VRDO	0.080%	6/5/15 LOC	13,275	13,275
	Tompkins County NY BAN	1.000%	7/14/15	4,794	4,799
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Cornell University) VRDO	0.080%	6/5/15	7,555	7,555
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Cornell University) VRDO	0.080%	6/5/15	15,390	15,390
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Ithaca College) VRDO	0.090%	6/5/15 LOC	24,895	24,895
	Triborough Bridge & Tunnel Authority
	New York Revenue	1.000%	11/15/15	3,075	3,087
	Triborough Bridge & Tunnel Authority
	New York Revenue	5.000%	11/15/15	1,000	1,022
1	Triborough Bridge & Tunnel Authority
	New York Revenue TOB VRDO	0.110%	6/5/15	2,660	2,660
1	Triborough Bridge & Tunnel Authority
	New York Revenue TOB VRDO	0.110%	6/5/15	4,950	4,950
	Triborough Bridge & Tunnel Authority
	New York Revenue VRDO	0.070%	6/1/15 LOC	3,700	3,700
	Triborough Bridge & Tunnel Authority
	New York Revenue VRDO	0.100%	6/5/15 LOC	8,000	8,000
1	Utility Debt Securitization Authority
	New York Revenue TOB VRDO	0.090%	6/5/15	6,650	6,650
	Williamsville NY Central School District BAN	1.000%	6/16/15	8,928	8,932
					2,273,123
Total Tax-Exempt Municipal Bonds (Cost $2,273,123)					2,273,123
Other Assets and Liabilities (-1.2%)
Other Assets					13,295
Liabilities					(40,434)
					(27,139)
Net Assets (100%)
Applicable to 2,245,784,466 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,245,984
Net Asset Value Per Share					$1.00

New York Tax-Exempt Money Market Fund

At May 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	2,245,983
Undistributed Net Investment Income	1
Accumulated Net Realized Gains	—
Net Assets	2,245,984

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $427,830,000, representing 19.0% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2015.
3 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2015
($000)
Investment Income
Income
Interest	741
Total Income	741
Expenses
The Vanguard Group—Note B
Investment Advisory Services	223
Management and Administrative	1,313
Marketing and Distribution	276
Custodian Fees	13
Shareholders’ Reports	6
Trustees’ Fees and Expenses	1
Total Expenses	1,832
Expense Reduction—Note B	(1,206)
Net Expenses	626
Net Investment Income	115
Realized Net Gain (Loss) on Investment Securities Sold	2
Net Increase (Decrease) in Net Assets Resulting from Operations	117

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115	238
Realized Net Gain (Loss)	2	2
Net Increase (Decrease) in Net Assets Resulting from Operations	117	240
Distributions
Net Investment Income	(114)	(238)
Realized Capital Gain	—	—
Total Distributions	(114)	(238)
Capital Share Transactions (at $1.00 per share)
Issued	724,512	1,361,127
Issued in Lieu of Cash Distributions	112	233
Redeemed	(770,741)	(1,552,607)
Net Increase (Decrease) from Capital Share Transactions	(46,117)	(191,247)
Total Increase (Decrease)	(46,114)	(191,245)
Net Assets
Beginning of Period	2,292,098	2,483,343
End of Period[1]	2,245,984	2,292,098

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0001	.0003	.001	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0001	.0003	.001	.001
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0001)	(.0003)	(.001)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0001)	(.0003)	(.001)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.01%	0.01%	0.03%	0.06%	0.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,246	$2,292	$2,483	$2,638	$2,846	$3,295
Ratio of Expenses to
Average Net Assets	0.05%[2]	0.07%[2]	0.12%[2]	0.15%[2]	0.16%[2]	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.01%	0.03%	0.06%	0.10%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2015, 0.16% for 2014, 0.16% for 2013, 0.16%
for 2012, and 0.17% for 2011. See Note B in Notes to Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2011–2014), and for the period ended May 31, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2015, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At May 31, 2015, the fund had contributed capital of $202,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

For the period ended May 31, 2015, Vanguard’s expenses were reduced by $1,206,000 (an effective annual rate of 0.11% of the fund’s average net assets).

New York Tax-Exempt Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2015, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2015

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNYTX	VNYUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.19%	2.27%

Financial Attributes

		Barclays
		NY	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	776	6,008	47,633

Yield to Maturity
(before expenses)	2.3%	2.1%	2.3%

Average Coupon	4.8%	4.9%	4.8%

Average Duration	6.1 years	6.4 years	6.5 years

Average Stated
Maturity	16.5 years 13.8 years		13.1 years

Short-Term
Reserves	4.5%	—	—

Volatility Measures
	Barclays NY	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.99
Beta	1.17	1.13

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	5.5%
1 - 3 Years	3.5
3 - 5 Years	2.0
5 - 10 Years	12.8
10 - 20 Years	39.3
20 - 30 Years	31.2
Over 30 Years	5.7

Distribution by Credit Quality (% of portfolio)
AAA	20.5%
AA	51.4
A	19.4
BBB	6.3
BB	0.4
B	0.4
Not Rated	1.6

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2015, the annualized expense ratios were 0.19% for Investor Shares and 0.11% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Investment Focus

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2004, Through May 31, 2015

				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2005	4.27%	-1.24%	3.03%	3.59%
2006	4.51	2.17	6.68	6.02
2007	4.33	-2.76	1.57	2.89
2008	4.03	-8.66	-4.63	-3.17
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38
2013	3.27	-7.65	-4.38	-3.06
2014	3.77	5.94	9.71	7.84
2015	1.66	-0.51	1.15	0.83
Note: For 2015, performance data reflect the six months ended May 31, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	7.89%	5.13%	4.02%	0.55%	4.57%
Admiral Shares	5/14/2001	7.97	5.22	4.10	0.55	4.65

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
New York (99.9%)
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.000%	11/15/20 (Prere.)	325	401
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.125%	11/15/20 (Prere.)	150	186
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.250%	11/15/17 (Prere.)	5,000	5,522
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.750%	11/15/17 (Prere.)	3,840	4,288
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.375%	5/1/29 (12)	3,455	3,948
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.500%	5/1/32 (12)	2,550	2,913
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.375%	5/1/29 (12)	4,395	5,023
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.500%	5/1/32 (12)	1,500	1,713
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons West Project)	5.375%	5/1/29 (12)	3,415	3,903
Amherst NY Development Corp.
Student Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,740
Amherst NY Development Corp.
Student Housing Facility Revenue	5.000%	10/1/45	3,800	4,159
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	2,888
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/20	1,550	1,781
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	16,025	18,564

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	7/15/30	2,250	2,654
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	1,768
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,500	688
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	926
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	7/15/40	5,275	6,153
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	14,740	17,232
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/18 (Prere.)	3,250	3,816
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,315
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,630
1 Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/24	500	590
1 Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/25	500	592
1 Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/26	1,000	1,170
1 Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/28	2,000	2,296
1 Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/29	500	571
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	2,968
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,720
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	707
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,150
Erie County NY GO	5.000%	4/1/21	1,645	1,896
Erie County NY GO	5.000%	4/1/22	1,630	1,894
Erie County NY GO	5.000%	4/1/23	1,000	1,152
Erie County NY GO	5.000%	4/1/24	750	857
Erie County NY GO	5.000%	4/1/25	560	637
Erie County NY GO	5.000%	4/1/26	700	791
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	6,500	7,721
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,000	7,013
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,315
Freeport NY GO	5.000%	1/15/23	2,335	2,704
Freeport NY GO	5.000%	1/15/24	2,540	2,923
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,504

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	7,600	8,417
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,460
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,838
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,441
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,049
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/16	100	104
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/23	1,600	1,807
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,382
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,949
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,750
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,767
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47 (3)	10,130	10,671
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47	11,340	11,946
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/47	7,925	8,689
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/47	28,525	32,562
Long Island NY Power Authority Electric
System Revenue	5.250%	6/1/16 (Prere.)	7,500	7,871
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/17 (3)	120	128
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/17	100	107
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19	5,000	5,660
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/21	2,000	2,285
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/24 (4)	19,830	15,450
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/24 (14)	1,040	1,081
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/25	1,500	1,706
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/27 (4)	15,905	10,933
Long Island NY Power Authority Electric
System Revenue	4.500%	5/1/28 (14)	1,880	1,964
Long Island NY Power Authority Electric
System Revenue	6.250%	4/1/33	2,225	2,577
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/34	4,500	4,981
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/35	6,000	6,626

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/37	7,325	7,935
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/38	6,005	6,550
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/39	5,500	6,015
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/44	8,000	8,704
2 Long Island NY Power Authority Electric
System Revenue PUT	0.776%	11/1/18	4,000	4,013
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/21	3,815	4,467
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	4,120	4,165
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,135
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,544
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,273
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,783
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,628
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,660
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,635
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,557
Nassau County NY GO	5.000%	10/1/20	9,025	10,440
Nassau County NY GO	5.000%	4/1/24	7,515	8,846
1 Nassau County NY GO	5.000%	4/1/29	4,320	4,882
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/21	4,430	5,035
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/22	2,225	2,537
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/27	5,695	6,242
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/31	2,000	2,159
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/37	1,000	1,068

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/27	4,000	4,363
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/32	995	1,060
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/37	8,190	8,706
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/42	3,000	3,163
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	817
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	585
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,613
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,892
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,684
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,742
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,942
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,105
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	850	934
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	374
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	381
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	479
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	419
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/31	1,000	1,098
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,240

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,088
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,346
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	1,500	1,608
New York City NY Build NYC Resource Corp.
(Ethical Culture Fieldston Project)	5.000%	6/1/23	850	998
New York City NY Build NYC Resource Corp.
(Ethical Culture Fieldston Project)	5.000%	6/1/24	740	875
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/23	1,400	1,617
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/25	1,325	1,522
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/27	1,000	1,128
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/27	200	235
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/28	270	314
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/29	225	260
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/30	310	356
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/31	800	914
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/32	660	752
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/33	660	751
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/34	580	656
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/38	1,000	1,117
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance Program)
VRDO	0.150%	6/5/15 LOC	3,635	3,635
New York City NY GO	5.000%	8/1/15 (Prere.)	3,490	3,518
New York City NY GO	5.000%	9/1/15 (Prere.)	3,885	3,930
New York City NY GO	5.000%	2/1/16 (Prere.)	5	5
New York City NY GO	5.000%	8/1/16 (Prere.)	95	100
New York City NY GO	5.000%	1/1/17 (Prere.)	6,850	7,326
New York City NY GO	5.000%	1/1/17 (Prere.)	710	759
New York City NY GO	5.000%	9/1/17	70	71
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,399
New York City NY GO	6.250%	10/15/18 (Prere.)	670	785
New York City NY GO	5.000%	8/1/21	2,000	2,287
New York City NY GO	5.000%	8/1/21	995	1,027
New York City NY GO	5.250%	9/1/21	5,750	6,493
New York City NY GO	5.000%	8/1/22	9,905	10,444
New York City NY GO	5.000%	8/1/22	4,250	4,848
New York City NY GO	5.000%	8/1/22	4,000	4,620
New York City NY GO	5.250%	8/15/22	10,000	11,258
New York City NY GO	5.250%	9/1/22	12,000	13,525
New York City NY GO	5.000%	10/1/22	2,985	3,277
New York City NY GO	5.000%	8/1/23	5,000	5,999

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/23	2,000	2,402
New York City NY GO	5.000%	8/1/24	5,000	5,908
New York City NY GO	5.000%	8/1/24	14,000	16,795
New York City NY GO	5.000%	8/1/24	3,000	3,629
New York City NY GO	5.250%	8/15/24	13,765	15,417
New York City NY GO	5.000%	1/1/25	3,150	3,364
New York City NY GO	5.000%	8/1/25	10,540	12,257
New York City NY GO	5.000%	8/1/25	2,000	2,419
New York City NY GO	5.000%	10/1/25	10,000	10,964
New York City NY GO	5.000%	1/1/26	650	694
New York City NY GO	5.000%	8/1/26	5,000	5,918
New York City NY GO	5.000%	8/15/26	14,500	16,084
New York City NY GO	5.250%	8/15/26	5,100	5,697
New York City NY GO	5.000%	4/1/27	5,000	5,738
New York City NY GO	5.000%	8/1/27	15,290	17,486
New York City NY GO	5.000%	8/1/27	4,550	5,344
New York City NY GO	5.000%	8/1/27	9,900	11,538
New York City NY GO	5.000%	5/15/28	4,500	5,087
New York City NY GO	5.000%	8/1/28	3,710	4,211
New York City NY GO	5.000%	8/1/28	7,000	7,952
New York City NY GO	5.000%	8/1/28	1,915	2,191
New York City NY GO	5.000%	8/1/28	4,000	4,682
New York City NY GO	6.250%	10/15/28	365	426
New York City NY GO	5.625%	4/1/29	3,000	3,446
New York City NY GO	5.000%	8/1/29	2,500	2,862
New York City NY GO	5.000%	8/1/30	2,185	2,493
New York City NY GO	5.000%	8/1/30	2,335	2,670
New York City NY GO	5.000%	8/1/30	6,220	7,120
New York City NY GO	5.000%	3/1/31	6,000	6,785
New York City NY GO	5.450%	4/1/31	8,500	9,692
New York City NY GO	5.000%	8/1/31	2,000	2,286
New York City NY GO	5.000%	8/1/31	3,000	3,412
New York City NY GO	5.000%	8/1/31	1,500	1,695
New York City NY GO	5.000%	3/1/32	3,000	3,379
New York City NY GO	5.000%	8/1/32	2,985	3,377
New York City NY GO	5.000%	8/1/32	4,000	4,577
New York City NY GO	5.000%	3/1/33	7,500	8,415
New York City NY GO	5.000%	10/1/33	6,500	7,323
New York City NY GO	5.000%	10/1/34	2,000	2,248
New York City NY GO	5.000%	8/1/35	3,500	3,883
New York City NY GO	5.375%	4/1/36	4,000	4,541
New York City NY GO	5.000%	10/1/36	3,000	3,322
New York City NY GO	5.000%	3/1/37	6,790	7,549
New York City NY GO VRDO	0.080%	6/1/15	13,900	13,900
New York City NY GO VRDO	0.090%	6/1/15	5,900	5,900
New York City NY GO VRDO	0.100%	6/1/15	3,000	3,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,289
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,382
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,635
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue
(New York City Housing Authority Program)	5.000%	7/1/23	1,000	1,192

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,158
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,473
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,457
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,432
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,637
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,439
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	2,969
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.650%	11/1/34	3,000	2,891
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	4,905
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.050%	11/1/38	3,055	3,205
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,735
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,709
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,643
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(8 Spruce Street)	3.500%	2/15/48	11,000	11,197
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.080%	6/5/15	6,000	6,000
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies
of New York, Inc.)	5.000%	7/1/34	4,850	5,398
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,993
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,588
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	4,734
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,867
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	9,670	10,087
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	33,850	40,184

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Industrial Development
Agency Special Facility Revenue
(New York Stock Exchange Project)	5.000%	5/1/29	2,020	2,246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15 (Prere.)	2,860	2,866
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15 (Prere.)	5,335	5,346
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,836
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,096
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,040
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	5,998
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	11,864
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,295
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,535	7,887
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,283
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	2,140	2,145
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,705
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,623
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	14,036
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32 (4)	2,665	2,671
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	11,394
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,774
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,268
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,631
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,829
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,452
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,629
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,177
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,523
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,290
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	13,400	15,153

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,419
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	16,994
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,703
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,945
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,385
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,005
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	7,650	8,443
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	6/1/15	4,900	4,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	6/1/15	10,200	10,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	6/1/15	2,485	2,485
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24	2,000	2,476
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,642
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,826
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	10,370
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	6,000	7,131
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	4,000	4,703
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,163
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,740
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,526
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,649
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,357
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,536
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,251
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,765
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	558
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,789

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,844
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	553
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,507
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,766
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,714
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,251
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,087
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,656
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/37 (12)(3)	12,120	12,821
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	15,466
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,678
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,919
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,975	6,718
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,720
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,574
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	5,215	5,640
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	4,520	4,966
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	4,271
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	3,970	4,514
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,524
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	3,000	3,655
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,190
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,187
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,300
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,500	2,991
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,205	2,401
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,295

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,336
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,637
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,752
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,629
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,602
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	3,285	3,514
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	500	585
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,289
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	2,894
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,076
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,251
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,277
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,468
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,500	2,869
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,640
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,449
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,272
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	3,210	3,655
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,544
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,120
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,237
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,286
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	10,000	11,247
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,910
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,800
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.090%	6/1/15	5,800	5,800
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.090%	6/1/15	9,190	9,190

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.120%	6/5/15 LOC	1,240	1,240
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.090%	6/1/15 LOC	28,340	28,340
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/31	4,845	5,365
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,422
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,419
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,152
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,719
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,526
3 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	5,000	5,102
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,235
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,547
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,807
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,702
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	26,475
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	22,003
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,651
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,824
New York Liberty Development Corp. Revenue	6.375%	7/15/49	17,725	20,123
New York Liberty Development Corp. Revenue	5.750%	11/15/51	23,590	27,210
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,736
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,706
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,291
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,356
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	46,500	54,750
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	6,510	7,910
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/15 (Prere.)	8,600	8,778
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	4,941
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	2,300	2,522
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,199
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,855
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,096
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,000	1,118
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,698

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,351
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,624
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,769
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,516
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,730
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,469
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,438
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,155
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	5,890
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,151
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	4,070
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,323
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	10,000	10,620
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,638
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,689
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,300
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	3,929
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,705
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	11,034
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,136
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,679
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,065
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,186
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,396
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,488
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,749
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,597
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,589

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,103
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,622
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,705
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/39	500	563
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.080%	6/1/15 LOC	3,350	3,350
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,495
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	10,998
New York State Convention Center Development
Corp. Revenue (Hotel Unit Fee)	5.000%	11/15/30 (2)	3,600	3,672
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	11,315	11,359
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,490	4,853
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/24	3,000	3,490
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/26	1,000	1,156
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/29	4,000	4,610
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/30	1,000	1,141
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,121
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	12,200
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/42	15,000	16,620
1 New York State Dormitory Authority Revenue	5.000%	10/1/19 (15)	4,610	5,249
1 New York State Dormitory Authority Revenue	5.000%	10/1/20 (15)	4,990	5,783
1 New York State Dormitory Authority Revenue	5.000%	10/1/25 (15)	5,480	6,568
1 New York State Dormitory Authority Revenue	5.000%	10/1/26 (15)	4,375	5,165
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	897
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,144
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,384
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,805
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,331
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,092
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,087
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	768
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,165

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	5,000	5,633
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,059
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,230
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,569
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/15	250	251
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	365
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	320
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	352
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	275
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	445
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	336
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	592
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,106
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	377
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	630
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	7,785
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	275
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/22	200	234
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,523
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,597
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,665
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,357
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,759
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,379
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,098
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	552
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	793
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	691

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,059
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	523
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,027
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,137
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,683
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,141
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,289
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17 (Prere.)	8,000	8,714
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,127
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,050
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/23	650	766
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/25	1,000	1,175
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	779
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,150
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,148
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	15,700	17,544
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,452
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,340
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,670
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,614
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	5,000	5,587
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,000
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,352
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,880
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,168

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,152
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,241
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,701
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,504
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,119
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,765
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,889
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,647
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,104
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,345
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,713
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,300	1,452
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,500	1,650
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	740	812
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	5,000	6,038
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	6,883
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,854
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,531
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,497
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,332
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,975
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,629

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,457
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	5,000	5,297
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,659
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,496
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	12,948
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,578
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,144
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,257
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,612
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,134
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,583
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	474
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/24	400	476
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	590
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,149
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,151
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	572
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,240
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/24	1,000	1,162
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,559
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	828
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,373
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,257
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,284
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,053
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,100
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,191
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,553

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	1,000	1,190
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,575
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (15)	3,250	3,893
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,395
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,157
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,182
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,164
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	500	577
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,733
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/30 (4)	500	573
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	857
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,137
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,136
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,133
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/35 (4)	250	283
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/17 (Prere.)	9,000	9,840
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/25	1,000	1,194
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/26	1,100	1,294
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/27	650	758
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/30	1,665	1,902
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/31	1,500	1,706
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/44	5,000	5,502
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,917
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,590
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,917
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/43	2,000	2,211
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/25	5,000	5,899
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,370

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,835
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,462
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,945
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,189
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/16 (Prere.)	3,665	3,849
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,803
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,392
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,345
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,678
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,326
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/22	1,000	1,067
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,875
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,685
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	2/15/21	1,000	1,168
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	8/15/21	1,250	1,472
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	790	811
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	1,055	1,108
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	950	1,005
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	360	380
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	200	214
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,850	1,851
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	780	835
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	100	102
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	2,000	2,040
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	745	757
New York State Dormitory Authority Revenue
(Yeshiva University)	5.125%	7/1/34 (2)	1,000	1,005

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	1,000	996
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/31	1,000	1,159
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/32	2,650	3,057
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/33	5,000	5,755
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/34	5,000	5,722
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/35	5,240	5,966
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/36	7,995	9,084
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/37	5,000	5,668
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/38	1,200	1,352
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/43	13,685	15,282
3 New York State Dormitory Authority Sales
Tax Revenue TOB VRDO	0.110%	6/5/15	7,500	7,500
New York State Energy Research & Development
Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc.
Project)	0.193%	5/1/32 (10)	2,450	2,214
New York State Energy Research & Development
Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc.
Project)	0.193%	5/1/32 (10)	3,525	3,239
New York State Energy Research & Development
Authority Pollution Control Revenue
(Rochester Gas & Electric Corp. Project) PUT	5.000%	8/1/16 (14)	7,750	8,101
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,036
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	8/15/15	1,400	1,411
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	4,950	5,373
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	2,000	2,351
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	5,775	6,822
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	4,540	4,558
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	2,000	2,281
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	5,870	6,785

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	5,768
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	9/15/32	2,900	3,150
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	3,000	3,055
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	1,500	1,673
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	5,900	6,504
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,211
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,005	3,210
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16 (ETM)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,472
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,869
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,209
New York State GO	5.000%	3/1/28	14,550	17,023
New York State GO	5.000%	2/15/39	9,500	10,627
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,372
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.070%	6/5/15 LOC	10,200	10,200
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	16,510
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center Project)	5.375%	11/15/40	3,000	3,241
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	12,000	12,245
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,655	1,763
New York State Local Government Assistance
Corp. Revenue VRDO	0.100%	6/5/15	11,300	11,300
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	2,175	2,220
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	1,470	1,566
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,116
New York State Thruway Authority Revenue	5.000%	7/1/15 (Prere.)	8,625	8,661
New York State Thruway Authority Revenue	5.000%	5/1/19	4,485	5,067
New York State Thruway Authority Revenue	5.000%	1/1/23	2,370	2,815
New York State Thruway Authority Revenue	5.000%	1/1/25	3,770	4,558
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,934
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,173
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,717

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	5,984
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,594
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,523
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	2,851
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,574
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,239
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,606
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	10,017
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,650
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	3,260	3,312
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	21,360	21,706
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	5,000	5,950
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,699
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	150	161
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,297
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,024
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,290
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,277
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,273
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	9,002
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,953
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,706
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,162
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,715
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,699
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,429
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	5,000	6,015
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	4,009
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	10,000	11,436
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33 (14)	2,500	2,735
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,385
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/36	2,740	3,045

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,461
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,101
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,560
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,204
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.120%	6/5/15	11,380	11,380
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	180	182
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,661
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,579
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	350
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,947
Niagara NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	4.000%	4/1/16	1,000	1,030
3 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.210%	6/5/15 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,168
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	2,024
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,064
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,842
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/25	6,000	6,437
Onondaga County NY Trust For Cultural Resources
Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,154
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	695
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	734
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/45	3,000	3,205
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	10,892
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,354
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/29	2,200	2,496
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/30	2,345	2,658
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/31	2,300	2,607
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/32	2,500	2,826
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,380

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/33	3,500	3,943
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,144
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,470
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,326
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,489
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	11,976
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	10,000	11,039
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	4,000	4,510
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	8,049
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,684
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	8,198
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/23	345	406
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/24	300	352
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43	8,870	9,756
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,679
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	10,750	11,655
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,340
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	505
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,011
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,019
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,507
Suffolk County NY TAN	2.000%	7/30/15	15,000	15,037
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,895
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,575
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	2,500	2,617

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,415
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell University)	5.000%	7/1/37	7,130	8,130
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,782
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,731
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,351
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,346
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	500	604
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	11,653
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	6,400	7,451
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	925	1,108
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,910
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	600	712
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,968
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	855
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	586
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	2,225	2,591
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,021
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,318
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,704
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	10,000	10,925
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	15,000	16,551
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	1,000	1,139
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,617
3 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.110%	6/5/15	4,000	4,000
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,663
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,957
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,769
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	5,000	5,864

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,661
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,134
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	4,650	5,380
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,635
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	5,902
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	15,000	17,016
3 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.110%	6/5/15	24,500	24,500
Westchester County NY GO	4.000%	6/1/15	9,760	9,762
Westchester County NY GO	5.000%	7/1/15 (ETM)	180	181
Westchester County NY GO	5.000%	7/1/15	9,200	9,240
Westchester County NY GO	5.000%	7/1/16 (ETM)	190	200
Westchester County NY GO	5.000%	7/1/16	9,660	10,156
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	218
Westchester County NY GO	5.000%	7/1/17	10,140	11,051
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,822
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,100	2,359
Westchester County NY Local Development Corp.
Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	929
Westchester County NY Local Development Corp.
Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,471
Westchester County NY Local Development Corp.
Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,542
Westchester County NY Local Development Corp.
Revenue (Pace University)	5.000%	5/1/34	1,500	1,651
Westchester County NY Local Development Corp.
Revenue (Pace University)	5.500%	5/1/42	3,000	3,454
Western Nassau County NY Water Authority
Water System Revenue	5.000%	4/1/40	2,000	2,234
Yonkers NY GO	5.000%	10/1/20	1,000	1,147
Yonkers NY GO	5.000%	3/15/22 (4)	1,600	1,854
Yonkers NY GO	5.000%	3/15/23 (4)	1,250	1,439
Yonkers NY GO	5.000%	3/15/25 (4)	1,000	1,139
				3,718,241
Guam (0.0%)
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/29	1,000	1,113

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,104

Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,200	4,538
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	5,300
				9,838
Total Tax-Exempt Municipal Bonds (Cost $3,530,202)				3,730,296

New York Long-Term Tax-Exempt Fund

Market
Value•
($000)
Other Assets and Liabilities (-0.2%)
Other Assets	46,981
Liabilities	(54,920)
(7,939)
Net Assets (100%)	3,722,357

At May 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	3,525,267
Undistributed Net Investment Income	1,293
Accumulated Net Realized Losses	(4,297)
Unrealized Appreciation (Depreciation)	200,094
Net Assets	3,722,357

Investor Shares—Net Assets
Applicable to 36,549,443 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	427,951
Net Asset Value Per Share—Investor Shares	$11.71

Admiral Shares—Net Assets
Applicable to 281,361,097 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,294,406
Net Asset Value Per Share—Admiral Shares	$11.71

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2015.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $43,602,000, representing 1.2% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2015
($000)
Investment Income
Income
Interest	66,103
Total Income	66,103
Expenses
The Vanguard Group—Note B
Investment Advisory Services	178
Management and Administrative—Investor Shares	335
Management and Administrative—Admiral Shares	1,381
Marketing and Distribution—Investor Shares	49
Marketing and Distribution—Admiral Shares	267
Custodian Fees	20
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	1
Total Expenses	2,243
Net Investment Income	63,860
Realized Net Gain (Loss)
Investment Securities Sold	7,877
Futures Contracts	20
Realized Net Gain (Loss)	7,897
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(28,213)
Net Increase (Decrease) in Net Assets Resulting from Operations	43,544

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,860	118,791
Realized Net Gain (Loss)	7,897	19,431
Change in Unrealized Appreciation (Depreciation)	(28,213)	168,120
Net Increase (Decrease) in Net Assets Resulting from Operations	43,544	306,342
Distributions
Net Investment Income
Investor Shares	(7,130)	(14,141)
Admiral Shares	(55,437)	(104,650)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(62,567)	(118,791)
Capital Share Transactions
Investor Shares	11,134	5,394
Admiral Shares	126,212	322,740
Net Increase (Decrease) from Capital Share Transactions	137,346	328,134
Total Increase (Decrease)	118,323	515,685
Net Assets
Beginning of Period	3,604,034	3,088,349
End of Period[1]	3,722,357	3,604,034
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,293,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.77	$11.11	$12.03	$11.24	$11.04	$11.01
Investment Operations
Net Investment Income	.194	.404	. 397.405		.420	.429
Net Realized and Unrealized Gain (Loss)
on Investments	(.058)	.660	(.920)	.790	.200	.032
Total from Investment Operations	.136	1.064	(.523)	1.195	.620	.461
Distributions
Dividends from Net Investment Income	(.196)	(. 404)	(. 397)	(. 405)	(. 420)	(. 429)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.196)	(. 404)	(. 397)	(. 405)	(. 420)	(. 429)
Net Asset Value, End of Period	$11.71	$11.77	$11.11	$12.03	$11.24	$11.04

Total Return[1]	1.15%	9.71%	-4.38%	10.80%	5.77%	4.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$428	$417	$391	$528	$498	$596
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.30%	3.57%	3.47%	3.48%	3.82%	3.84%
Portfolio Turnover Rate	15%	27%	23%	16%	22%	29%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.77	$11.11	$12.03	$11.24	$11.04	$11.01
Investment Operations
Net Investment Income	.199	.413	.406	.414	.428	.438
Net Realized and Unrealized Gain (Loss)
on Investments	(.058)	.660	(.920)	.790	.200	.032
Total from Investment Operations	.141	1.073	(.514)	1.204	.628	.470
Distributions
Dividends from Net Investment Income	(. 201)	(. 413)	(. 406)	(. 414)	(. 428)	(. 438)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 201)	(. 413)	(. 406)	(. 414)	(. 428)	(. 438)
Net Asset Value, End of Period	$11.71	$11.77	$11.11	$12.03	$11.24	$11.04

Total Return[1]	1.19%	9.80%	-4.31%	10.89%	5.85%	4.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,294	$3,187	$2,697	$2,970	$2,527	$2,448
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.38%	3.65%	3.55%	3.56%	3.90%	3.92%
Portfolio Turnover Rate	15%	27%	23%	16%	22%	29%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at May 31, 2015.

New York Long-Term Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2011–2014), and for the period ended May 31, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2015, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At May 31, 2015, the fund had contributed capital of $331,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New York Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of May 31, 2015, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,730,296	—
Futures Contracts—Assets[1]	72	—	—
Total	72	3,730,296	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2014, the fund had available capital losses totaling $9,965,000 to offset future net capital gains of $2,511,000 through November 30, 2017, and $7,454,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At May 31, 2015, the cost of investment securities for tax purposes was $3,532,431,000. Net unrealized appreciation of investment securities for tax purposes was $197,865,000, consisting of unrealized gains of $205,139,000 on securities that had risen in value since their purchase and $7,274,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2015, the fund purchased $535,278,000 of investment securities and sold $259,799,000 of investment securities, other than temporary cash investments.

New York Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2015		November 30, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	65,312	5,671	109,466	9,348
Issued in Lieu of Cash Distributions	6,017	508	11,679	1,012
Redeemed	(60,195)	(5,092)	(115,751)	(10,098)
Net Increase (Decrease)—Investor Shares	11,134	1,087	5,394	262
Admiral Shares
Issued	343,909	29,095	583,940	50,732
Issued in Lieu of Cash Distributions	37,493	3,168	72,354	6,273
Redeemed	(255,190)	(21,570)	(333,554)	(29,235)
Net Increase (Decrease)—Admiral Shares	126,212	10,693	322,740	27,770

G. Management has determined that no material events or transactions occurred subsequent to
May 31, 2015, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2014	5/31/2015	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.05	$0.25
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,011.51	$0.95
Admiral Shares	1,000.00	1,011.91	0.55
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.68	$0.25
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.98	$0.96
Admiral Shares	1,000.00	1,024.38	0.56

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.05%; and for the New York Long-Term Tax-Exempt Fund, 0.19% for Investor
Shares and 0.11% for Admiral Shares. (The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
IndependentTrustees
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	Chairman Emeritus and Senior Advisor
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial
Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 16, 2015
VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 16, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.